Stockholders' Equity Share Repurchase Program (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Repurchase Program [Line Items]
Common stock repurchase authorization amount available	$ 98,100,000
Common stock repurchase authorized amount			150,000,000
Common stock repurchased and retired, shares	171,263	1,507,659	4,824,021
Common stock repurchased and retired, weighted average price per share	$ 45.54	$ 29.96	$ 25.51
Common stock repurchased and retired, total value	$ 7,799,000	$ 45,162,000	$ 123,077,000